Income Taxes (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	May 25, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2018	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Income tax rate		17.00%
Income tax, description		a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate.
Preferential income tax rate	15.00%
Annual taxable income		¥ 1,000
Total assets of tax		¥ 50,000
Net operating loss expiry, description		The NOLs in PRC will start to expire from 2024 through 2028 if they are not used.
Valuation allowance		¥ 299,129			¥ 382,720
Percentage of income tax		50.00%
Underpayment of tax liability		¥ 100
U.S. [Member]
Income Taxes (Details) [Line Items]
Income tax rate				21.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate		8.25%
Income taxes profits earned		¥ 2,000
Existing tax rate		16.50%
Singapore [Member]
Income Taxes (Details) [Line Items]
Income tax rate			17.00%
People's Republic of China [Member]
Income Taxes (Details) [Line Items]
Income tax rate		25.00%
Annual taxable income		¥ 3,000
Net operating loss		¥ 1,093,675			¥ 1,569,608
Non-resident for prc tax, description		If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.
Minimum [Member]
Income Taxes (Details) [Line Items]
Preferential income tax rate		2.50%
Annual taxable income		¥ 1,000
Maximum [Member]
Income Taxes (Details) [Line Items]
Preferential income tax rate		5.00%
Annual taxable income		¥ 3,000